Others, net (Tables)	12 Months Ended
Dec. 31, 2024
Others, net
Schedule of other income (expense)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Investment income(1)	23,386	14,792	48,901
Investment and other long-lived assets impairment loss(2)	(17,798)	—	(3,918)
Tax benefit for value-added tax	11,956	1,477	794
Others	3,034	2,329	(323)
Total	20,578	18,598	45,454

(1) In 2022, the investment income was mainly attributable to the investment gain of RMB23.1 million from deconsolidation of Databook Tech Ltd (“Databook”). In 2022, Databook, one of the Company’s subsidiaries, made a cash distribution to its shareholders, through which the Company received a portion of the cash distribution. At the same time, Databook also issued additional shares to one minority shareholder and changed the Company’s board seat in Databook to one director. The Company consequently became a minority shareholder of Databook and no longer had control over the Databook.

In 2023, the investment income was mainly attributable to the investment gain of RMB12.6 million from disposal of Newsky Wisdom. For more details, please refer to Note 10.

In July 2024, the Group entered into a share transfer agreement with a third-party buyer to sell its 100% equity interests in Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”) with a cash consideration of RMB40.0 million. This share transfer transactions were completed within 2024. All of the considerations were received by the Group and the related investment gain of RMB30.9 million was recognized in “Others, net” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2024.

In 2024, the Group disposed part of investment in crypto assets of Conflux Global (“Conflux”) with an investment gain of RMB10.0 million realized in “Others, net” in the consolidated statements of comprehensive income/(loss).

In January 2024, the Company, together with other shareholders of an investee company, entered into an investment termination agreement with the investee company, according to which the company’s investment into the investee company was terminated and the investee company would pay the Company US$0.8 million (RMB5.9 million) as compensation for such termination. The compensation was fully paid to the Company in January 2024. The investment had been fully impaired by the Company in the year 2022, and therefore, the termination led to an investment gain of US$0.8 million (RMB5.9 million) in January 2024.

(2) In 2022, investment impairment loss mainly consisted of the impairment of long-term investment of RMB14.8 million (Note 11) and impairment of investment in Conflux RMB3.0 million due to market volatility.

In 2024, investment and other long-lived assets impairment loss was mainly attributable to the impairment of investment in Crypto assets of RMB3.9 million due to market volatility.